Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, net
Remainder of 2020	$ 2,136	$ 2,829
2021	2,061	2,021
2022	1,351	1,311
2023	741	723
2024 and thereafter	305	304
Total	$ 6,594	$ 7,188	$ 4,065